Inventories	12 Months Ended
Mar. 31, 2018
Inventory Disclosure [Abstract]
Inventories

4. Inventories

Inventories, net of allowances, by major categories are summarized as follows:

	March 31,
	2017	2018
Raw materials	$5,740	$6,961
Work-in-progress	3,404	3,698
Finished goods	1,544	2,274
	$10,688	$12,933

Obsolescence allowance for inventory is as follows:

	Year ended March 31
	2016	2017	2018
Balance at beginning of the year	$3,887	$3,635	$3,570
(Usage) additional charges, net	(252)	(65)	296
Written off	—	—	(232)
Balance at the end of the year	$3,635	$3,570	$3,634